Credit Risk - Disclosure of Stage 2 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure	£ 312,830	£ 319,319
Loss allowance	£ 1,007	£ 866
Coverage	0.30%	0.30%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 19,282	£ 18,013
Loss allowance	£ 516	£ 330
Coverage	2.70%	1.80%
Stage 2 not in cure period | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 13,156	£ 13,351
Loss allowance	£ 439	£ 286
Coverage	3.30%	2.10%
Stage 2 in cure period (for transfer to Stage 1) | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 6,126	£ 4,662
Loss allowance	£ 77	£ 44
Coverage	1.30%	0.90%